Business combination - Schedule of Purchase Consideration of Cash Flows (Detail) - 3E NV - INR (₨) ₨ in Millions		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Jul. 01, 2025
Disclosure of detailed information about business combination [line items]
Cash consideration paid	₨ 3,915	₨ 0	₨ 3,915
Less: cash balances acquired		(107)
Cash acquired on acquisition of control in jointly controlled entities		₨ 107		₨ 107